Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

May 5, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 "F" Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the "Trust")
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Aristotle/Saul Global Equity Fund, Aristotle International Equity Fund, Aristotle Strategic Credit Fund, Aristotle Value Equity Fund, Aristotle Small Cap Equity Fund, and Aristotle Core Equity Fund (the "Funds") do not differ from that contained in Post-Effective Amendment No. 1177 to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 25, 2022.

If you have any questions or require further information, do not hesitate to contact Diane Drake at 626-385-5777.

Sincerely,

/s/ ALISON L. SLONIEWSKI
Alison L. Sloniewski
Investment Managers Series Trust